Consolidated balance sheets - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019
Consolidated balance sheets [Abstract]
Property, plant and equipment		€ 2,682		€ 2,866
Goodwill		8,014		8,654
Intangible assets excluding goodwill		2,997		3,466
Non-current receivables		230		178
Investments in associates		240		233
Other non-current financial assets		430		248
Non-current derivative financial assets		6		1
Deferred tax assets		1,820		1,865
Other non-current assets		66		47
Total non-current assets		16,486		17,557
Inventories		2,993		2,773
Other current financial assets		0		1
Other current assets		424		476
Current derivative financial assets		105		38
Income tax receivable		150		177
Current receivables		4,156		4,554
Assets classified as held for sale		173		13
Cash and cash equivalents	[1],[2]	3,226		1,425
Total current assets		11,227		9,459
Total assets		27,713		27,016
Equity	[2]	11,870		12,597
Equity - Common shares		182		179
Equity - Reserves		(340)		652
Equity - Other		12,028		11,766
Non-controlling interests	[2]	31		28
Group equity	[2]	11,901		12,625
Long-term debt	[2]	5,705		4,939
Non-current derivative financial liabilities		86		124
Long-term provisions		1,458		1,603
Deferred tax liabilities		59		143
Non-current contract liabilities		403		348
Non-current tax liabilities		291		186
Other non-current liabilities		74		71
Total non-current liabilities		8,077		7,413
Short-term debt	[2]	1,229		508
Current derivative financial liabilities		77		67
Income tax payable		57		100
Accounts payable		2,119	[3],[4]	2,089
Accrued liabilities		1,678		1,632
Current contract liabilities		1,239		1,170
Short-term provisions		522		556
Liabilities directly associated with assets held for sale		30		0
Other current liabilities		785		856
Total current liabilities		7,735		6,978
Total liabilities and group equity		€ 27,713		€ 27,016

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Amounts in this table are undiscounted
[4]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.